Fees Summary	Oct. 07, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 329,415,719.32
Previously Paid Amount	0.00
Total Fee Amount	28,659.17
Total Offset Amount	4,109.34
Net Fee	$ 24,549.83
Offering Table N/A
Offset Table N/A
Combined Prospectus Table N/A	N/A